Stockholders' Equity - Schedule of Stockholders' Equity (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Ordinary Shares [Member]
Class of Stock [Line Items]
Par value per share (in Dollars per share)	$ 0.01	$ 0.01
Share capital (in USD) (in Dollars)	$ 2,234,308	$ 1,915,251
Total number of authorized shares	500,000,000	500,000,000
Total number of fully paid-in issued shares	223,430,764	191,525,129
Total number of fully paid-in outstanding shares	223,430,764	191,525,129
Total share capital (in USD) (in Dollars)	$ 2,309,298	$ 1,990,241
F Shares [Member]
Class of Stock [Line Items]
Par value per share (in Dollars per share)	$ 0.05	$ 0.05
Share capital (in USD) (in Dollars)	$ 74,990	$ 74,990
Total number of authorized shares	10,000,000	10,000,000
Total number of fully paid-in issued shares	1,499,800	1,499,800
Total number of fully paid-in outstanding shares	1,499,800	1,499,800